Goodwill and Other Intangible Assets, net (Movement in Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Beginning Balance	$ 9,900	$ 9,928
Changes due to:
Currency	(1,007)	(28)
Ending Balance	8,893	9,900
European Union [Member]
Goodwill [Roll Forward]
Beginning Balance	1,448	1,392
Changes due to:
Currency	24	56
Ending Balance	1,472	1,448
Eastern Europe, Middle East & Africa [Member]
Goodwill [Roll Forward]
Beginning Balance	637	666
Changes due to:
Currency	(20)	(29)
Ending Balance	617	637
Asia [Member]
Goodwill [Roll Forward]
Beginning Balance	4,791	4,966
Changes due to:
Currency	(831)	(175)
Ending Balance	3,960	4,791
Latin America & Canada [Member]
Goodwill [Roll Forward]
Beginning Balance	3,024	2,904
Changes due to:
Currency	(180)	120
Ending Balance	$ 2,844	$ 3,024